Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 793,959,006	$ 687,728,630
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	698,086,685	596,635,843
Oppenheimer Holdings Inc. - Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	38,237,289	36,321,533
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	57,620,914	54,757,486
Cash surrender value life insurance policies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	14,118	13,768
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	793,944,888	687,714,862
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	698,086,685	596,635,843
Level 1 | Oppenheimer Holdings Inc. - Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	38,237,289	36,321,533
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	57,620,914	54,757,486
Level 1 | Cash surrender value life insurance policies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	14,118	13,768
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Oppenheimer Holdings Inc. - Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Cash surrender value life insurance policies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 14,118	$ 13,768